IDS Diversified
                                                                 Equity Income
                                                                          Fund
                                                        1999 SEMIANNUAL REPORT

(picture of) magnifying glass


The primary goal of IDS Diversified Equity Income Fund is to provide a high level of income.


Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors

Dual-purpose Stocks

Some of the most successful investments over the years have been stocks that reward investors in two ways -- through growth in the value of the share price as well as through payment of regular dividend income. Diversified Equity Income sets its sights on stocks that can provide this double-barreled benefit. The Fund takes advantage of opportunities across various industries, among different types of securities and in markets throughout the world to find investments that meet its combination growth-and-dividend requirements.


CONTENTS
From the Chairman                          3
From the Portfolio Manager                 3
Fund Facts                                 5
The 10 Largest Holdings                    6
Financial Statements (Fund)                7
Notes to Financial Statements (Fund)      10
Financial Statements (Portfolio)          16
Notes to Financial Statements (Portfolio) 19

(picture of) Arne H. Carlson
Arne H. Carlson
Chariman of the board

From the Chairman
It is an honor for me to join the IDS Mutual Fund Group as chairman of the board and chief executive officer for each of the funds. I have served for the past eight years as governor of Minnesota and also for the past 20 years as a constitutional officer responsible for the pension investments made on behalf of government employees. My responsibility in the upcoming years is to serve your interests.

By law, half the members of a mutual fund board must be independent of their investment manager and distributor. I am one of those persons. I am not an employee of American Express Financial Corporation (AEFC), nor do I own stock in American Express Company. Both are fine companies, but the law clearly states that to fully represent your interests I must be independent.

Having said that, I have a great deal of respect for the capabilities of AEFC and for the services it provides to investors. Your financial advisor assists you in financial planning, conducts regular investment reviews and responds to your questions and needs. This is a very personal service that makes AEFC a partner in your financial future. I know that AEFC has an investment focus on the long-term performance of our economy and that it wants you to participate in that growth. Consistent with that, our board is here to serve you and represent your interests in a professional manner.


Arne H. Carlson

(picture of) Kurt Winters
Kurt Winters
Portfolio manager

From the Portfolio Manager
IDS Diversified Equity Income Fund made a strong comeback during the past six months, generating a substantial gain during the period. For the first half of the fiscal year -- October 1998 through March 1999 -- the Fund's Class A shares produced a total return of 17.13%. (This figure includes a substantial capital gain that was paid to shareholders in December 1998 and reduced the Fund's net asset value by the same amount at that time.)

At the outset of the period, the U.S. stock market was trying to shake off the effects of late-summer decline that drove the market down by nearly 20%. But with the remarkable resilience they've shown in recent years, stocks not only righted themselves during the autumn but also began to regain some lost ground. Supported by three reductions in short-term interest rates by the Federal
Reserve and ongoing strength of the economy, the advance turned into a spectacular rally that sent the market to an all-time high by late March.

LESS-VOLATILE PERFORMANCE
The Fund's performance pattern generally followed that of the broad market, but its ups and downs were less dramatic -- a reflection of the higher-than-average yields of the Fund's holdings, which helped mute fluctuations in the net asset value.

The largest area of investment during the period was in financial services stocks, including those of banks and insurance and brokerage companies. They comprised nearly 30% of assets. Most of the rest of the portfolio was divided in roughly equal amounts among utility, technology and energy-related stocks. The latter two groups were especially strong and made a substantial contribution to the Fund's gain.

As the second half of the fiscal year begins, the stock market continues to experience very narrow leadership; the largest growth stocks, helped in recent months by the soaring Internet sector, remain responsible for the lion's share of the market's returns.

Still, the Fund's performance over the past six months could be an indication that a broader range of stocks will now participate more fully in potential market advances. The Fund is positioned to respond to such an environment. On the other hand, if the market's tone deteriorates, the comparatively conservative, higher-yielding structure of the Fund's portfolio should allow it to hold up relatively well.


Kurt Winters

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1999                                                      $9.44
Sept. 30, 1998                                                      $8.96
Increase                                                            $0.48

Distributions -- Oct. 1, 1998 - March 31, 1999
From income                                                         $0.26
From capital gains                                                  $0.76
Total distributions                                                 $1.02
Total return*                                                     +17.13%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1999                                                      $9.44
Sept. 30, 1998                                                      $8.96
Increase                                                            $0.48

Distributions -- Oct. 1, 1998 - March 31, 1999
From income                                                         $0.23
From capital gains                                                  $0.76
Total distributions                                                 $0.99
Total return*                                                     +16.74%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1999                                                      $9.44
Sept. 30, 1998                                                      $8.96
Increase                                                            $0.48

Distributions -- Oct. 1, 1998 - March 31, 1999
From income                                                         $0.27
From capital gains                                                  $0.76
Total distributions                                                 $1.03
Total return*                                                     +17.19%**
 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

The 10 Largest Holdings

                                      Percent                      Value
                                   (of net assets)        (as of March 31, 1999)
 BankAmerica                             2.81%                 $74,509,374
 Dayton Hudson                           2.67                   70,622,500
 Citigroup                               2.44                   64,513,750
 American Intl Group                     2.41                   63,931,249
 Intl Business Machines                  2.21                   58,492,499
 Circuit City Stores                     2.16                   57,085,625
 Mobil                                   2.09                   55,439,999
 Lincoln Natl                            1.98                   52,403,750
 General Motors                          1.89                   49,953,125
 Chevron                                 1.87                   49,524,999

For further detail about these holdings, please refer to the section entitled "Investments in Securities" herein.


(picture of) pie chart


                           The 10 holdings listed here
                           make up 22.53% of net assets


Financial Statements

Statement of assets and liabilities
IDS Diversified Equity Income Fund

March 31, 1999 (Unaudited)

Assets
Investment in Equity Income Portfolio (Note 1)                                        $2,647,656,530
                                                                                      --------------
Liabilities
Dividends payable to shareholders                                                            307,705
Accrued distribution fee                                                                      12,483
Accrued service fee                                                                           12,895
Accrued transfer agency fee                                                                   10,855
Accrued administrative services fee                                                            2,336
Other accrued expenses                                                                       184,243
                                                                                             -------
Total liabilities                                                                            530,517
                                                                                             -------
Net assets applicable to outstanding capital stock                                    $2,647,126,013
                                                                                      ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                              $    2,803,228
Additional paid-in capital                                                             2,316,281,906
Excess of distributions over net investment income                                          (838,876)
Accumulated net realized gain (loss)                                                     133,533,458
Unrealized appreciation (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                                       195,346,297
                                                                                         -----------
Total -- representing net assets applicable to outstanding capital stock              $2,647,126,013
                                                                                      ==============
Net assets applicable to outstanding shares:             Class A                      $2,027,331,578
                                                         Class B                      $  598,901,734
                                                         Class Y                      $   20,892,701
Net asset value per share of outstanding capital stock:  Class A shares  214,701,200  $         9.44
                                                         Class B shares   63,409,544  $         9.44
                                                         Class Y shares    2,212,062  $         9.44

See accompanying notes to financial statements.


Statement of operations
IDS Diversified Equity Income Fund

Six months ended March 31, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                  $ 29,963,379
Interest                                                                      2,324,061
   Less foreign taxes withheld                                                 (199,363)
                                                                               --------
Total income                                                                 32,088,077
                                                                             ----------
Expenses (Note 2):
Expenses allocated from Equity Income Portfolio                               6,537,525
Distribution fee-- Class B                                                    2,135,234
Transfer agency fee                                                           1,578,644
Incremental transfer agency fee
   Class A                                                                       91,973
   Class B                                                                       64,141
Service fee
   Class A                                                                    1,725,603
   Class B                                                                      496,014
   Class Y                                                                       34,459
Administrative services fees and expenses                                       421,683
Compensation of board members                                                     6,119
Postage                                                                         303,680
Registration fees                                                               109,275
Reports to shareholders                                                          59,699
Audit fees                                                                        3,875
Other                                                                            13,619
                                                                                 ------
Total expenses                                                               13,581,543
   Earnings credits on cash balances (Note 2)                                   (57,954)
                                                                                -------
Total net expenses                                                           13,523,589
                                                                             ----------
Investment income (loss) -- net                                              18,564,488
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                    115,910,110
   Financial futures contracts                                               17,559,434
   Foreign currency transactions                                                   (387)
                                                                                   ----
Net realized gain (loss) on investments                                     133,469,157
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies           255,368,891
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       388,838,048
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $407,402,536
                                                                           ============

See accompanying notes to financial statements.


Statement of changes in net assets
IDS Diversified Equity Income Fund
                                                                      March 31, 1999     Sept. 30, 1998
                                                                     Six months ended      Year ended
                                                                        (Unaudited)

Operations and distributions
Investment income (loss)-- net                                       $   18,564,488     $   52,730,609
Net realized gain (loss) on investments                                 133,469,157        263,264,592
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   255,368,891       (386,339,002)
                                                                        -----------       ------------
Net increase (decrease) in net assets resulting from operations         407,402,536        (70,343,801)
                                                                        -----------        -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                           (16,794,453)       (43,431,406)
      Class B                                                            (2,632,018)        (6,788,098)
      Class Y                                                              (593,509)        (1,965,470)
   Net realized gain
      Class A                                                          (188,382,739)      (175,753,235)
      Class B                                                           (53,833,250)       (38,518,493)
      Class Y                                                            (8,013,205)        (7,752,694)
                                                                         ----------         ----------
Total distributions                                                    (270,249,174)      (274,209,396)
                                                                       ------------       ------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                              110,343,067        393,326,066
   Class B shares                                                        70,242,517        237,030,056
   Class Y shares                                                        12,334,534         28,801,278
Reinvestment of distributions at net asset value
   Class A shares                                                       196,482,367        211,289,210
   Class B shares                                                        55,762,952         44,910,979
   Class Y shares                                                         8,613,384          9,754,110
Payments for redemptions
   Class A shares                                                      (212,151,901)      (300,623,162)
   Class B shares (Note 2)                                              (60,567,943)       (59,297,707)
   Class Y shares                                                       (80,175,233)       (29,628,489)
                                                                        -----------        -----------
Increase (decrease) in net assets from capital share transactions       100,883,744        535,562,341
                                                                        -----------        -----------
Total increase (decrease) in net assets                                 238,037,106        191,009,144
Net assets at beginning of period                                     2,409,088,907      2,218,079,763
                                                                      -------------      -------------
Net assets at end of period                                          $2,647,126,013     $2,409,088,907
                                                                     --------------     --------------
Undistributed (excess of distributions over) net investment income   $     (838,876)    $      616,616
                                                                     --------------     --------------

See accompanying notes to financial statements

Notes to Financial Statements

IDS Diversified Equity Income Fund
(Unaudited as to March 31, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of IDS Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers  Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Equity Income Portfolio
The Fund invests all of its assets in Equity Income Portfolio (the Portfolio), a series of Growth and Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. Equity Income Portfolio seeks to provide shareholders with a high level of current income and, as a secondary goal, steady growth of capital by investing primarily in dividend-paying stocks.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of March 31, 1999 was 99.96%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund entered into an agreement with American Express  Financial  Corporation
(AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19
o  Class B $20
o  Class Y $15

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class A and $16 for Class B. Effective April 1, 1999, the annual rate per shareholder account will change to $17 for Class Y.

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $1,984,806 for Class A and $272,491 for Class B for the six months ended March 31, 1999.

During the six months ended March 31, 1999, the Fund's transfer agency fees were reduced by $57,954 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                            Six months ended March 31, 1999
                                         Class A         Class B       Class Y
Sold                                   11,658,141      7,408,400      1,310,967
Issued for reinvested distributions    21,434,790      6,083,982        939,792
Redeemed                              (22,406,890)    (6,410,660)    (8,507,108)
                                      -----------     ----------     ----------
Net increase (decrease)                10,686,041      7,081,722     (6,256,349)

                                               Year ended Sept. 30, 1998
                                         Class A         Class B       Class Y
Sold                                   39,550,200     23,873,696      2,888,847
Issued for reinvested distributions    22,731,782      4,842,867      1,048,649
Redeemed                              (30,436,389)    (6,051,331)    (3,044,633)
                                      -----------     ----------     ----------
Net increase (decrease)                31,845,593     22,665,232        892,863


4. BANK BORROWINGS
The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other IDS Funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended March 31, 1999.


FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.


Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                                          Class A

                                                      1999b      1998       1997       1996       1995

Net asset value, beginning of period                 $8.96     $10.39      $8.96      $7.89      $7.66

Income from investment operations:
Net investment income (loss)                           .07        .23        .34        .27        .30

Net gains (losses) (both realized and unrealized)     1.43       (.43)      2.04       1.06        .53

Total from investment operations                      1.50       (.20)      2.38       1.33        .83

Less distributions:
Dividends from net investment income                  (.08)      (.23)      (.33)      (.26)      (.29)

Distributions from realized gains                     (.94)     (1.00)      (.62)        --       (.31)

Total distributions                                  (1.02)     (1.23)      (.95)      (.26)      (.60)

Net asset value, end of period                       $9.44      $8.96     $10.39      $8.96      $7.89

Ratios/supplemental data
                                                                          Class A

                                                      1999b      1998       1997       1996       1995

Net assets, end of period (in millions)             $2,027     $1,828     $1,789     $1,292     $1,091

Ratio of expenses to average daily net assetsc        .87%e      .86%       .88%       .93%       .94%

Ratio of net investment income (loss)
to average daily net assets                          1.58%e     2.27%      3.62%      3.18%      3.95%

Portfolio turnover rate
(excluding short-term securities)                      51%        97%        81%        84%        98%

Total returnd                                       17.13%     (2.17%)    28.11%     17.00%     11.83%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended March 31, 1999 (Unaudited).
c Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
d Total  return does not  reflect  payment of a sales  charge.
e Adjusted to an annual basis.


Fiscal period ended Sept. 30,

Per share income and capital changesa

                                               Class B                                        Class Y

                              1999b    1998     1997     1996     1995c       1999b    1998     1997     1996     1995c

Net asset value,
beginning of period          $8.96   $10.39    $8.96    $7.89    $7.13       $8.96   $10.40    $8.96    $7.89    $7.13

Income from investment
operations:

Net investment
income (loss)                  .04      .15      .27      .20      .19         .08      .24      .35      .28      .22

Net gains (losses) (both
realized and unrealized)      1.43     (.42)    2.04     1.06      .74        1.43     (.44)    2.05     1.06      .74

Total from investment
operations                    1.47     (.27)    2.31     1.26      .93        1.51     (.20)    2.40     1.34      .96

Less distributions:

Dividends from net
investment income             (.05)    (.16)    (.26)    (.19)    (.17)       (.09)    (.24)    (.34)    (.27)    (.20)
Distributions from
realized gains                (.94)   (1.00)    (.62)      --       --        (.94)   (1.00)    (.62)      --       --

Total distributions           (.99)   (1.16)    (.88)    (.19)    (.17)      (1.03)   (1.24)    (.96)    (.27)    (.20)

Net asset value,
end of period                $9.44    $8.96   $10.39    $8.96    $7.89       $9.44    $8.96   $10.40    $8.96    $7.89

Ratios/supplemental data
                                              Class B                                         Class Y

                              1999b    1998     1997     1996     1995c       1999b    1998     1997     1996     1995c

Net assets, end of
period (in millions)          $599     $505     $350     $125      $32         $21      $76      $79      $37      $26

Ratio of expenses to
average daily net assetsd    1.64%e   1.62%    1.65%    1.69%    1.77%e       .78%e    .78%     .76%     .76%     .80%e

Ratio of net investment
income (loss) to average
daily net assets              .81%e   1.48%    2.97%    2.56%    3.00%e      1.65%e   2.34%    3.85%    3.38%    3.95%e

Portfolio turnover rate
(excluding short-term
securities)                    51%      97%      81%      84%      98%         51%      97%      81%      84%      98%

Total returnf               16.74%   (2.91%)  27.16%   16.21%   13.10%      17.19%   (2.11%)  28.29%   17.27%   13.60%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended March 31, 1999 (Unaudited).
c Inception date was March 20, 1995.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total  return  does not reflect  payment of a sales  charge.

Financial  Statements  Statement of
assets and liabilities

Equity Income Portfolio

March 31, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $2,479,496,295)                                      $2,676,911,451
Dividends and accrued interest receivable                                     3,321,663
Receivable for investment securities sold                                    16,772,378
                                                                             ----------
Total assets                                                              2,697,005,492
                                                                          -------------

Liabilities
Disbursements in excess of cash on demand deposit                            24,828,295
Payable for investment securities purchased                                  23,440,589
Accrued investment management services fee                                       36,222
Other accrued expenses                                                           13,457
                                                                                 ------
Total liabilities                                                            48,318,563
                                                                             ----------
Net assets                                                               $2,648,686,929
                                                                         ==============

See accompanying notes to financial statements.


Statement of operations

Equity Income Portfolio
Six months ended March 31, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                  $ 29,974,632
Interest                                                                      2,287,348
   Less foreign taxes withheld                                                 (199,438)
                                                                               --------
Total income                                                                 32,062,542
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                            6,427,169
Compensation of board members                                                     8,184
Custodian fees                                                                   61,657
Audit fees                                                                       11,625
Other                                                                            34,897
                                                                                 ------
Total expenses                                                                6,543,532
   Earnings credits on cash balances (Note 2)                                    (3,547)
                                                                                 ------
Total net expenses                                                            6,539,985
                                                                              ---------
Investment income (loss) -- net                                              25,522,557
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                           115,953,337
   Financial futures contracts (Note 4)                                      17,566,011
   Foreign currency transactions                                                   (387)
                                                                                   ----
Net realized gain (loss) on investments                                     133,518,961
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       255,465,370
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       388,984,331
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $414,506,888
                                                                           ============

See accompanying notes to financial statements.


Statements of changes in net assets

Equity Income Portfolio
                                                                      March 31, 1999       Sept. 30, 1998
                                                                     Six months ended        Year ended
                                                                        (Unaudited)

Operations
Investment income (loss)-- net                                       $   25,522,557       $   64,833,066
Net realized gain (loss) on investments                                 133,518,961          263,358,256
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   255,465,370         (386,481,334)
                                                                        -----------         ------------
Net increase (decrease) in net assets resulting from operations         414,506,888          (58,290,012)
Net contributions (withdrawals) from partners                          (176,498,398)         248,383,687
                                                                       ------------          -----------
Total increase (decrease) in net assets                                 238,008,490          190,093,675
Net assets at beginning of period                                     2,410,678,439        2,220,584,764
                                                                      -------------        -------------
Net assets at end of period                                          $2,648,686,929       $2,410,678,439
                                                                     ==============       ==============

See accompanying notes to financial statements.

Notes to Financial Statements

Equity Income Portfolio
(Unaudited as to March 31, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Equity Income Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Equity Income Portfolio seeks to provide a high level of current income and, as a secondary goal, steady growth of capital by investing primarily in dividend-paying stocks. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.


Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.4% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended March 31, 1999, the Portfolio's custodian fees were reduced by $3,547 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,285,942,229 and $1,339,812,816, respectively, for the six months ended March 31, 1999. For the same period, the portfolio turnover rate was 51%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $40,425 for the six months ended March 31, 1999.

Income from securities lending amounted to $26,255 for the six months ended March 31, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. STOCK INDEX FUTURES CONTRACTS
Investments in securities as of March 31, 1999, included securities valued at $3,588,750 that were pledged as collateral to cover initial margin deposits on 290 open purchase contracts. The market value of the open purchase contracts as of March 31, 1999 was $93,764,250 with a net unrealized loss of $1,995,490. See "Summary of significant accounting policies."



Investments in Securities

Equity Income Portfolio
March 31, 1999 (Unaudited)


(Percentages represent value of investments compared to net assets)

Common stocks (91.2%)
Issuer                                                       Shares          Value(a)

Aerospace & defense (1.8%)
Goodrich (BF)                                                640,000        $21,960,000
Rockwell Intl                                                602,000         25,547,375
Total                                                                        47,507,375

Automotive & related (5.5%)
Dana                                                         780,000         29,640,000
Ford Motor                                                   730,000         41,427,500
General Motors                                               575,000         49,953,125
TRW                                                          530,000         24,115,000
Total                                                                       145,135,625

Banks and savings & loans (11.5%)
Bank of New York                                             895,000         32,164,062
Bank One                                                     885,000         48,730,312
BankAmerica                                                1,055,000         74,509,374
BankBoston                                                   325,000         14,076,563
Chase Manhattan                                              375,400         30,524,713
Fleet Financial Group                                        780,000         29,347,500
Mellon Bank                                                  285,000         20,056,875
Washington Mutual                                            740,000         30,247,500
Wells Fargo                                                  755,000         26,472,188
Total                                                                       306,129,087

Chemicals (2.7%)
Dow Chemical                                                 135,000         12,580,313
Du Pont (EI) de Nemours                                      570,000         33,095,625
Imperial Chemical Inds                                       360,000(c)      12,892,500
Lyondell Petrochemical                                       930,000         12,729,375
Total                                                                        71,297,813

Communications equipment & services (1.3%)
Northern Telecom                                             565,200(c)      35,113,050

Computers & office equipment (6.3%)
3Com                                                       1,050,600(b)      24,492,113
BMC Software                                                 385,000(b)      14,269,063
Electronic Data Systems                                      500,000         24,343,750
First Data                                                   490,000         20,947,500
Hewlett-Packard                                              200,000         13,562,500
Intl Business Machines                                       330,000         58,492,499
Wang Laboratories                                            540,000(b)      10,597,500
Total                                                                       166,704,925

Electronics (0.9%)
Applied Materials                                            310,000(b)      19,123,125
Intel                                                         37,250          4,437,406
Total                                                                        23,560,531

Energy (11.4%)
Chevron                                                      560,000         49,524,999
Conoco Cl A                                                1,545,900         37,971,169
FirstEnergy                                                  435,000         12,152,813
Mobil                                                        630,000         55,439,999
Royal Dutch Petroleum                                        770,000(c)      40,040,000
Sunoco                                                       535,000         19,293,438
Texaco                                                       735,000         41,711,249
Ultramar Diamond Shamrock                                    750,000         16,218,750
Unocal                                                       865,000         31,842,813
Total                                                                       304,195,230

Financial services (6.2%)
Associates First Capital Cl A                                605,000         27,225,000
Citigroup                                                  1,010,000         64,513,750
Fannie Mae                                                   245,000         16,966,250
MBNA                                                       1,040,000         24,830,000
Morgan Stanley, Dean Witter, Discover & Co                   320,000         31,980,000
Total                                                                       165,515,000

Food (3.2%)

Bestfoods                                                    625,000         29,375,000
General Mills                                                370,000         27,958,125
Sara Lee                                                   1,130,000(e)      27,967,500
Total                                                                        85,300,625

Health care (3.7%)
American Home Products                                       555,000         36,213,750
Baxter Intl                                                  475,000         31,350,000
Pharmacia & Upjohn                                           500,000         31,187,500
Total                                                                        98,751,250

Household products (2.6%)
Colgate-Palmolive                                            300,000         27,600,000
Procter & Gamble                                             415,000         40,644,063
Total                                                                        68,244,063

Industrial equipment & services (3.1%)
Browning-Ferris Inds                                         700,000         26,993,750
Illinois Tool Works                                          490,000         30,318,750
Parker-Hannifin                                              750,000         25,687,500
Total                                                                        83,000,000

Insurance (7.2%)
American General                                             625,450         44,094,225
American Intl Group                                          530,000         63,931,249
Lincoln Natl                                                 530,000         52,403,750
Marsh & McLennan                                             408,500         30,305,594
Total                                                                       190,734,818

Multi-industry conglomerates (1.0%)
Emerson Electric                                             225,000         11,910,938
Xerox                                                        250,000         13,343,750
Total                                                                        25,254,688

Paper & packaging (3.3%)
Intl Paper                                                   595,000         25,101,563
Tenneco                                                    1,185,000         33,105,937
Union Camp                                                   429,000         28,796,625
Total                                                                        87,004,125

Real estate investment trust (1.0%)
FelCor Suite Hotels                                          400,000          9,275,000
Highwoods Properties                                         400,000          9,425,000
Kimco Realty                                                 200,000          7,375,000
Total                                                                        26,075,000

Retail (6.3%)
American Stores                                            1,150,000         37,950,000
Circuit City Stores                                          745,000         57,085,625
Dayton Hudson                                              1,060,000         70,622,500
Total                                                                       165,658,125

Transportation (0.5%)
Teekay Shipping                                              750,000(c)      12,375,000

Utilities -- electric (5.3%)
CMS Energy                                                   450,000         18,028,125
Duke Energy                                                  346,100         18,905,713
Edison Intl                                                  655,000         14,573,750
FPL Group                                                    215,000         11,448,750
New Century Energies                                         425,000         14,476,563
NIPSCO Inds                                                  500,000         13,500,000
PECO Energy                                                  560,000         25,899,999
Pinnacle West Capital                                        250,000          9,093,750
Texas Utilities                                              350,000         14,590,625
Total                                                                       140,517,275

Utilities -- gas (0.5%)
El Paso Energy                                               380,000         12,421,250

Utilities -- telephone (5.8%)
Ameritech                                                    640,000         37,040,000
AT&T                                                         160,000         12,770,000
BellSouth                                                    470,000         18,829,375
MCI WorldCom                                                 536,000(b)      47,469,500
SBC Communications                                           365,000         17,200,625
U S WEST Communications Group                                375,000         20,648,438
Total                                                                       153,957,938

Total common stocks
(Cost: $2,213,462,989)                                                   $2,414,452,793


Preferred stocks (3.9%)
Issuer                                                       Shares           Value(a)

BS-Service Corp Intl
   5.00%                                                     475,000         $7,058,500
Federal-Mogul Finance Trust
   7.00% Cv                                                  500,000         26,812,500
MediaOne Group
   6.25% Cv                                                  344,100         28,474,275
Union Pacific Capital
   6.25% Cv                                                  811,500         40,473,563

Total preferred stocks
(Cost: $103,323,717)                                                       $102,818,838

See accompanying notes to investments in securities.


Bonds (2.0%)
Issuer                                        Coupon      Principal          Value(a)
                                               rate        amount

Rite Aid
   Cv Sub Nts
      09-15-02                                 5.25%     $26,500,000        $27,162,500
Waste Management
   Cv Sub Nts
      02-01-02                                 4.00       21,000,000         24,648,750

Total bonds
(Cost: $54,881,019)                                                         $51,811,250

See accompanying notes to investments in securities.



Short-term securities (4.1%)

Issuer                                     Annualized        Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (1.0%)
Federal Home Loan Mtge Corp Disc Nts
   05-07-99                                    4.80%     $11,400,000        $11,345,622
   05-14-99                                    4.80        6,600,000          6,562,397
   05-17-99                                    4.77        4,100,000          4,075,168
Federal Natl Mtge Assn Disc Nt
   04-09-99                                    4.78        4,300,000          4,295,461
Total                                                                        26,278,648

Commercial paper (2.9%)
Alabama Power
   04-20-99                                    4.86        9,100,000          9,076,755
Albertson's
   04-12-99                                    4.87        4,100,000(d)       4,093,924
Ameritech Capital Funding
   05-11-99                                    4.84        2,300,000(d)       2,287,682
BBV Finance (Delaware)
   04-19-99                                    4.87        1,000,000            997,575
BMW US Capital
   05-05-99                                    4.86       11,800,000         11,746,172
Ciesco LP
   04-09-99                                    4.85        3,500,000          3,496,243
   05-04-99                                    4.87       12,500,000         12,444,542
Clorox
   04-27-99                                    4.86        2,200,000          2,192,326
Delaware Funding
   05-11-99                                    4.88        7,700,000(d)       7,658,505
Dresdner US Finance
   04-01-99                                    4.87        7,700,000          7,700,000
Duke Energy
   04-20-99                                    4.86       10,700,000         10,672,667
Fleet Funding
   04-29-99                                    4.87          800,000(d)         796,982
Salomon Smith Barney
   04-05-99                                    4.90        2,400,000          2,398,699
Total                                                                        75,562,072

Letter of credit (0.2%)
Bank of America-
AES Hawaii
      04-16-99                                 4.88        6,000,000          5,987,850

Total short-term securities
(Cost: $107,828,570)                                                       $107,828,570

Total investments in securities
(Cost: $2,479,496,295)(f)                                                $2,676,911,451

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of March 31, 1999, the value of foreign securities represented 3.79% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 4 to the financial statements):

Type of security                                                     Contracts
S&P 500 Index, June 1999                                                   290

(f) At March 31, 1999, the cost of securities for federal income tax purposes was approximately $2,479,496,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $341,809,000
Unrealized depreciation                                          (144,394,000)
                                                                 ------------
Net unrealized appreciation                                       $197,415,000

Quick  telephone  reference

AMERICAN EXPRESS FINANCIAL ADVISORS TELEPHONE TRANSACTION SERVICE
Sales and exchanges,   dividend   payments  or   reinvestments   and  automatic
payment arrangements:      800-437-3133

AMERICAN EXPRESS CLIENT SERVICE CORPORATION
Fund performance, fund prices, account values, recent account transactions and
account inquiries:         800-862-7919

TTY SERVICE
For the hearing impaired:  800-846-4852

TICKER SYMBOL
Class A: INDZX    Class B: IDEBX    Class Y: IDQYX


                                                               S-6476 K (5/99)
                                   BULK RATE
                                  U.S. POSTAGE
                                      PAID
                                  PERMIT NO. 85
                                   SPENCER, IA

IDS Diversified Equity
Income Fund
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN EXPRESS Financial Advisors